INCOME TAXES - Narrative (Details) - Galaxy Digital Holdings, LP - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Entity Not Subject to Income Taxes, Difference in Bases, Amount	$ 1,500,000,000	$ 995,000,000
Unrecognized tax benefits, interest on income taxes expense	1,500,000	1,100,000
Income tax examination, interest accrued			$ 0
Income tax examination, penalties accrued	0	0	$ 0
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 68,400,000	$ 48,100,000